Average Annual Total Returns - PSF PGIM Government Income Portfolio	Class I 1 Year	Class I 5 Years	Class I 10 Years	Bloomberg Barclays Government Bond Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays Government Bond Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays Government Bond Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	7.16%	3.87%	3.45%	7.94%	3.76%	3.26%